Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related Party [Abstract]
Schedule of transactions between related parties	Balances of receivables and payables are as follows:

	JPY (millions) As of March 31
	2020	2021
Trade receivables	¥1,456	¥1,336
Other receivables	2,612	1,841
Other payables	23,733	21,339
The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Basic compensation and bonuses	¥2,226	¥2,441	1,664
Share-based compensation (expensed amount)	1,305	2,143	2,483
Other	73	45	42
Total	¥3,604	¥4,629	4,189